NORTHERN LIGHTS FUND TRUST

August 28, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	CMG Tactical Futures Strategy Fund
CMG Global Equity Fund
CMG Tactical Bond Fund
CMG Global Macro Strategy Fund
Zeo Strategic Income Fund
Chadwick & D'Amato Fund
Pacific Financial Core Equity Fund
Pacific Financial Explorer Fund
Pacific Financial International Fund
Pacific Financial Strategic Conservative Fund
Pacific Financial Tactical Fund
Pacific Financial Faith & Values Based Moderate Fund
Pacific Financial Dynamic Allocation Fund
Pacific Financial Flexible Growth & Income Fund

Post Effective Amendment Nos. 738, 740, 741, and 742 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of CMG Tactical Futures Strategy Fund, CMG Global Equity Fund, CMG Tactical Bond Fund, CMG Global Macro Strategy Fund, Zeo Strategic Income Fund, Chadwick & D'Amato Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund Pacific Financial Dynamic Allocation Fund, and Pacific Financial Flexible Growth & Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
CMG Tactical Futures Strategy Fund CMG Global Equity Fund CMG Tactical Bond Fund CMG Global Macro Strategy Fund	738	0001580642-15-003664	August 21, 2015
Zeo Strategic Income Fund	740	0001580642-15-003828	August 27, 2015
Chadwick & D'Amato Fund	741	0001580642-15-003836	August 27, 2015
Pacific Financial Core Equity Fund Pacific Financial Explorer Fund Pacific Financial International Fund Pacific Financial Strategic Conservative Fund Pacific Financial Tactical Fund Pacific Financial Faith & Values Based Moderate Fund Pacific Financial Dynamic Allocation Fund Pacific Financial Flexible Growth & Income Fund	742	0001580642-15-003839	August 27, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James Ash

James Ash

Assistant Secretary